PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Australia : 1 .2%
10,646
ASX Ltd.
$ 489,149
0 .1
3,081
Cochlear Ltd.
538,724
0 .1
468,835
Medibank Pvt Ltd.
1,440,815
0 .3
310,294
Scentre Group
734,685
0 .2
839,873
Telstra Group Ltd.
2,588,718
0 .5
5,792,091
1 .2
Canada : 3 .7%
66,858
Bank of Nova Scotia
3,577,355
0 .7
7,632  Canadian Tire Corp. Ltd.
- Class A
969,829
0 .2
18,095  CCL Industries, Inc. -
Class B
1,055,228
0 .2
126,004
Cenovus Energy, Inc.
1,660,037
0 .4
18,910
iA Financial Corp., Inc.
1,925,241
0 .4
91,054
Keyera Corp.
2,775,377
0 .6
54,613
Suncor Energy, Inc.
1,941,610
0 .4
12,870
Thomson Reuters Corp.
2,557,026
0 .5
30,989
TMX Group Ltd.
1,252,567
0 .3
17,714,270
3 .7
Denmark : 0 .9%
91,589
Danske Bank A/S
3,509,664
0 .7
4,243
Pandora A/S
775,592
0 .2
4,285,256
0 .9
Finland : 0 .2%
174,672
Nokia Oyj
909,043
0 .2
France : 3 .1%
42,678
AXA SA
2,011,648
0 .4
35,963
BNP Paribas SA
3,149,435
0 .7
53,598
Carrefour SA
801,522
0 .2
23,432  Cie Generale des
Etablissements Michelin
SCA
896,483
0 .2
8,600
Danone SA
735,275
0 .2
10,922
Eiffage SA
1,502,272
0 .3
98,503
Engie SA
2,125,987
0 .4
4,378
Ipsen SA
515,465
0 .1
197,347
Orange SA
2,945,480
0 .6
14,683,567
3 .1
Germany : 1 .7%
4,084
Deutsche Boerse AG
1,315,653
0 .3
38,690  Deutsche Telekom AG,
Reg
1,465,127
0 .3
35,121  Fresenius SE & Co.
KGaA
1,721,243
0 .3
16,712
(1)
Scout24 SE
2,277,078
0 .5
10,611
Symrise AG
1,268,738
0 .3
8,047,839
1 .7
Hong Kong : 1 .1%
748,000  HKT Trust & HKT Ltd. -
Stapled Security
1,077,335
0 .2
22,700  Jardine Matheson
Holdings Ltd.
1,011,285
0 .2
185,200
Link REIT
980,123
0 .2
67,500  Power Assets Holdings
Ltd.
426,844
0 .1
139,000  Swire Pacific Ltd. - Class
A
1,184,065
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
632,500
(1)
WH Group Ltd.
$ 581,747
0 .1
5,261,399
1 .1
Israel : 0 .3%
79,412
Bank Leumi Le-Israel BM
1,281,575
0 .3
Italy : 1 .9%
689,338
Intesa Sanpaolo SpA
3,848,380
0 .8
100,698
(1)
Poste Italiane SpA
2,186,365
0 .4
51,016
UniCredit SpA
3,280,653
0 .7
9,315,398
1 .9
Japan : 4 .5%
147,800
Asahi Kasei Corp.
1,038,579
0 .2
124,400  Central Japan Railway
Co.
2,717,607
0 .6
188,000  Dai-ichi Life Holdings,
Inc.
1,467,433
0 .3
13,700  Daito Trust Construction
Co. Ltd.
1,543,220
0 .3
58,200  Daiwa House Industry
Co. Ltd.
1,962,267
0 .4
140,200
Japan Airlines Co. Ltd.
2,836,506
0 .6
54,900  Japan Post Holdings Co.
Ltd.
537,936
0 .1
166,300
Kirin Holdings Co. Ltd.
2,385,785
0 .5
294,900  Mitsubishi Chemical
Group Corp.
1,569,762
0 .3
25,200  MS&AD Insurance Group
Holdings, Inc.
600,226
0 .1
45,400  Ono Pharmaceutical Co.
Ltd.
494,328
0 .1
60,900
Secom Co. Ltd.
2,217,622
0 .5
584,900
Z Holdings Corp.
2,109,081
0 .5
21,480,352
4 .5
Netherlands : 1 .6%
607,105
Koninklijke KPN NV
2,854,278
0 .6
52,363
NN Group NV
3,294,757
0 .7
9,951
Wolters Kluwer NV
1,764,604
0 .3
7,913,639
1 .6
New Zealand : 0 .1%
24,441  Fisher & Paykel
Healthcare Corp. Ltd.
531,898
0 .1
Norway : 0 .9%
118,984
DNB Bank ASA
3,182,323
0 .6
73,600
Mowi ASA
1,374,300
0 .3
4,556,623
0 .9
Puerto Rico : 0 .3%
16,232
Popular, Inc.
1,680,499
0 .3
Singapore : 0 .4%
16,100
DBS Group Holdings Ltd.
555,490
0 .1
116,700
Singapore Exchange Ltd.
1,267,431
0 .3
1,822,921
0 .4
Spain : 1 .3%
17,340  ACS Actividades de
Construccion y Servicios
SA
1,138,996
0 .2
8,628
(1)
Aena SME SA
2,321,231
0 .5
9,089
Amadeus IT Group SA
755,932
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
152,605
Repsol SA
$ 2,056,036
0 .4
6,272,195
1 .3
Sweden : 0 .6%
45,156
Essity AB - Class B
1,321,006
0 .3
25,102
SKF AB - Class B
552,152
0 .1
23,233
Swedbank AB - Class A
629,088
0 .1
71,577  Telefonaktiebolaget LM
Ericsson - Class B
609,304
0 .1
3,111,550
0 .6
Switzerland : 1 .2%
16,682
ABB Ltd., Reg
944,997
0 .2
4,506
DSM-Firmenich AG
501,602
0 .1
5,229
SGS SA
546,134
0 .1
5,630  Zurich Insurance Group
AG
3,949,095
0 .8
5,941,828
1 .2
United Kingdom : 4 .1%
168,953
(1)
Auto Trader Group PLC
1,809,414
0 .4
122,979
BAE Systems PLC
3,153,156
0 .7
134,195
Barclays PLC
594,275
0 .1
85,181  British American Tobacco
PLC
3,834,701
0 .8
320,000  CK Hutchison Holdings
Ltd.
1,789,349
0 .4
59,064
HSBC Holdings PLC
695,833
0 .1
270,959
NatWest Group PLC
1,924,034
0 .4
104,767
Pearson PLC
1,645,445
0 .3
73,764
Sage Group PLC
1,213,139
0 .3
35,680
Smith & Nephew PLC
517,758
0 .1
49,496
Smiths Group PLC
1,438,728
0 .3
28,939
Whitbread PLC
1,130,569
0 .2
19,746,401
4 .1
United States : 66 .7%
35,149
AbbVie, Inc.
6,541,580
1 .4
4,831
Acuity Brands, Inc.
1,255,529
0 .3
211,274
ADT, Inc.
1,757,800
0 .4
14,996
AECOM
1,647,311
0 .3
5,607  Allison Transmission
Holdings, Inc.
580,437
0 .1
9,187
Allstate Corp.
1,928,076
0 .4
7,174
Alphabet, Inc. - Class A
1,232,063
0 .3
63,300
Altria Group, Inc.
3,836,613
0 .8
3,218
Ameriprise Financial, Inc.
1,638,734
0 .3
10,621  AmerisourceBergen
Corp.
3,093,260
0 .6
12,613
AMETEK, Inc.
2,254,448
0 .5
16,818
AptarGroup, Inc.
2,663,971
0 .6
11,852
Assurant, Inc.
2,405,719
0 .5
180,910
AT&T, Inc.
5,029,298
1 .0
14,082  Automatic Data
Processing, Inc.
4,584,113
1 .0
48,680
Avnet, Inc.
2,434,487
0 .5
25,782
Axis Capital Holdings Ltd.
2,676,172
0 .6
44,044
Baker Hughes Co.
1,631,830
0 .3
23,897  Bank of New York Mellon
Corp.
2,117,513
0 .4
25,681
Black Hills Corp.
1,501,568
0 .3
53,221
Blue Owl Capital, Inc.
994,168
0 .2
68,403
Bristol-Myers Squibb Co.
3,302,497
0 .7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
83,113  Brixmor Property Group,
Inc.
$ 2,111,901
0 .4
8,034
Brown & Brown, Inc.
907,039
0 .2
23,556
Cardinal Health, Inc.
3,637,989
0 .8
14,118  Cboe Global Markets,
Inc.
3,234,716
0 .7
25,360
Church & Dwight Co., Inc.
2,493,142
0 .5
11,023
Cigna Group
3,490,323
0 .7
8,919
Cintas Corp.
2,020,153
0 .4
95,159
Cisco Systems, Inc.
5,998,823
1 .2
35,554
Citigroup, Inc.
2,677,927
0 .6
13,845
CME Group, Inc.
4,001,205
0 .8
37,061
Colgate-Palmolive Co.
3,444,449
0 .7
53,587
Conagra Brands, Inc.
1,226,606
0 .3
31,270
ConocoPhillips
2,668,894
0 .6
17,702  COPT Defense
Properties
485,920
0 .1
110,921
Coterra Energy, Inc.
2,696,489
0 .6
25,218
CSX Corp.
796,637
0 .2
22,860
Delta Air Lines, Inc.
1,106,195
0 .2
7,745
Digital Realty Trust, Inc.
1,328,422
0 .3
26,772
DT Midstream, Inc.
2,804,099
0 .6
31,142
Duke Energy Corp.
3,666,036
0 .8
7,165
DuPont de Nemours, Inc.
478,622
0 .1
18,155
Eastman Chemical Co.
1,422,807
0 .3
44,524
Edison International
2,477,761
0 .5
8,972
Elevance Health, Inc.
3,443,812
0 .7
9,627
Emerson Electric Co.
1,149,271
0 .2
10,926
Entergy Corp.
909,917
0 .2
10,966
EOG Resources, Inc.
1,190,579
0 .2
39,316
Equitable Holdings, Inc.
2,078,637
0 .4
17,584
Equity Residential
1,233,342
0 .3
36,816
Essent Group Ltd.
2,135,328
0 .4
4,413
Essex Property Trust, Inc.
1,252,851
0 .3
19,532
Evergy, Inc.
1,297,120
0 .3
69,275
Exelon Corp.
3,035,630
0 .6
13,808  First Industrial Realty
Trust, Inc.
682,529
0 .1
10,355
Flowserve Corp.
516,818
0 .1
18,612
Fortive Corp.
1,306,376
0 .3
9,918
Fox Corp. - Class A
544,895
0 .1
51,317  Gaming and Leisure
Properties, Inc.
2,396,504
0 .5
21,335
General Motors Co.
1,058,429
0 .2
53,487
Genpact Ltd.
2,302,615
0 .5
37,619
Gilead Sciences, Inc.
4,141,100
0 .9
12,266
Globe Life, Inc.
1,494,857
0 .3
46,831
H&R Block, Inc.
2,667,025
0 .6
21,859
Hancock Whitney Corp.
1,195,032
0 .2
14,634  Hanover Insurance
Group, Inc.
2,575,291
0 .5
26,335  Hartford Financial
Services Group, Inc.
3,419,336
0 .7
33,484  Hewlett Packard
Enterprise Co.
578,604
0 .1
8,678
Hexcel Corp.
458,979
0 .1
32,040  Host Hotels & Resorts,
Inc.
496,300
0 .1
1,887
Humana, Inc.
439,916
0 .1
17,056
Ingredion, Inc.
2,372,831
0 .5

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,789  Interactive Brokers
Group, Inc. - Class A
$ 794,478
0 .2
17,782  Iridium Communications,
Inc.
451,663
0 .1
7,598  Jack Henry & Associates,
Inc.
1,376,530
0 .3
46,258
Johnson & Johnson
7,179,704
1 .5
7,341
Kemper Corp.
467,842
0 .1
22,265
Kimberly-Clark Corp.
3,200,816
0 .7
116,971
Kinder Morgan, Inc.
3,279,867
0 .7
4,893
Lancaster Colony Corp.
819,088
0 .2
4,077
Leidos Holdings, Inc.
605,516
0 .1
6,731
Lockheed Martin Corp.
3,246,900
0 .7
33,363
Loews Corp.
2,978,982
0 .6
17,166  Marsh & McLennan Cos.,
Inc.
4,011,008
0 .8
5,679
McKesson Corp.
4,086,097
0 .8
44,664
Medtronic PLC
3,706,219
0 .8
43,792
Merck & Co., Inc.
3,364,977
0 .7
34,130
MetLife, Inc.
2,681,935
0 .6
103,911
MGIC Investment Corp.
2,748,446
0 .6
5,007
Motorola Solutions, Inc.
2,079,808
0 .4
29,432
National Fuel Gas Co.
2,429,317
0 .5
56,143  National Retail
Properties, Inc.
2,344,532
0 .5
25,405
NetApp, Inc.
2,519,160
0 .5
29,593  New York Times Co. -
Class A
1,690,352
0 .4
71,129
NiSource, Inc.
2,812,441
0 .6
37,838
NorthWestern Corp.
2,093,577
0 .4
33,492
Novartis AG, Reg
3,865,952
0 .8
58,036
OGE Energy Corp.
2,580,861
0 .5
65,610  Old Republic International
Corp.
2,480,058
0 .5
5,970
ONE Gas, Inc.
446,317
0 .1
22,530
OneMain Holdings, Inc.
1,167,955
0 .2
34,254
ONEOK, Inc.
2,769,093
0 .6
34,266
PepsiCo, Inc.
4,504,266
0 .9
176,469
Pfizer, Inc.
4,145,257
0 .9
25,744
PG&E Corp.
434,559
0 .1
13,352  Philip Morris International,
Inc.
2,411,238
0 .5
44,837
Procter & Gamble Co.
7,617,358
1 .6
8,766  Prosperity Bancshares,
Inc.
610,552
0 .1
24,530
Prudential Financial, Inc.
2,548,422
0 .5
13,446
Qualcomm, Inc.
1,952,359
0 .4
3,528
Ralph Lauren Corp.
976,586
0 .2
37,273  Raytheon Technologies
Corp.
5,087,019
1 .1
11,176
Regency Centers Corp.
806,348
0 .2
12,188  Reinsurance Group of
America, Inc.
2,477,699
0 .5
12,723
Republic Services, Inc.
3,273,501
0 .7
165,887
Rithm Capital Corp.
1,849,640
0 .4
5,177
Roche Holding AG
1,677,075
0 .3
4,686
Royal Gold, Inc.
834,670
0 .2
21,651
RPM International, Inc.
2,464,750
0 .5
25,134  Sabra Health Care REIT,
Inc.
439,342
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
12,798  Simon Property Group,
Inc.
$ 2,086,970
0 .4
8,967
Skyworks Solutions, Inc.
618,992
0 .1
29,870
Smithfield Foods, Inc.
698,361
0 .1
8,508
Snap-on, Inc.
2,728,941
0 .6
36,169  SS&C Technologies
Holdings, Inc.
2,922,817
0 .6
34,220
Synchrony Financial
1,972,783
0 .4
33,049
TJX Cos., Inc.
4,193,918
0 .9
6,334  Tradeweb Markets, Inc. -
Class A
914,946
0 .2
53,984
Travel + Leisure Co.
2,622,003
0 .5
32,382
Unum Group
2,645,933
0 .5
42,380
US Bancorp
1,847,344
0 .4
115,506  Verizon Communications,
Inc.
5,077,644
1 .1
315,163
Viatris, Inc.
2,770,283
0 .6
7,983
Visa, Inc. - Class A
2,915,312
0 .6
2,634  Watts Water
Technologies, Inc. - Class
A
637,744
0 .1
74,324
Wells Fargo & Co.
5,557,949
1 .2
125,644
Wendy's Co.
1,432,342
0 .3
59,166
Williams Cos., Inc.
3,580,135
0 .7
7,618
Xcel Energy, Inc.
534,022
0 .1
320,805,837
66 .7
Total Common Stock
(Cost $382,301,025)
461,154,181
95 .8
EXCHANGE-TRADED FUNDS : 1 .9%
42,516  iShares MSCI EAFE
Value ETF
2,705,718
0 .5
34,967  iShares Russell 1000
Value ETF
6,595,476
1 .4
9,301,194
1 .9
Total Exchange-Traded
Funds
(Cost $9,268,520)
9,301,194
1 .9
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
11,902
Henkel AG & Co. KGaA
953,646
0 .2
8,535
Volkswagen AG
924,123
0 .2
1,877,769
0 .4
Total Preferred Stock
(Cost $1,847,552)
1,877,769
0 .4
Total Long-Term
Investments
(Cost $393,417,097)
472,333,144
98 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .9%
Mutual Funds : 0 .9%
4,170,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $4,170,000) $ 4,170,000 0 .9
Total Short-Term
Investments
(Cost $4,170,000)
$ 4,170,000
0 .9
Total Investments in
Securities
(Cost $397,587,097) $ 476,503,144 99 .0
Assets in Excess of
Other Liabilities 4,671,755 1 .0
Net Assets $ 481,174,899 100 .0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 26 .4%
Industrials 13 .8
Health Care 13 .1
Consumer Staples 9 .3
Communication Services 6 .5
Energy 6 .0
Utilities 5 .6
Consumer Discretionary 4 .5
Real Estate 4 .3
Information Technology 3 .9
Materials 2 .8
Exchange-Traded Funds 1 .9
Short-Term Investments 0 .9
Assets in Excess of Other Liabilities 1 .0
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,792,091 $ — $ 5,792,091
Canada 17,714,270 — — 17,714,270
Denmark — 4,285,256 — 4,285,256
Finland — 909,043 — 909,043
France — 14,683,567 — 14,683,567
Germany — 8,047,839 — 8,047,839
Hong Kong 1,011,285 4,250,114 — 5,261,399
Israel — 1,281,575 — 1,281,575
Italy — 9,315,398 — 9,315,398
Japan — 21,480,352 — 21,480,352
Netherlands — 7,913,639 — 7,913,639
New Zealand — 531,898 — 531,898
Norway — 4,556,623 — 4,556,623
Puerto Rico 1,680,499 — — 1,680,499
Singapore — 1,822,921 — 1,822,921
Spain — 6,272,195 — 6,272,195
Sweden — 3,111,550 — 3,111,550
Switzerland — 5,941,828 — 5,941,828
United Kingdom — 19,746,401 — 19,746,401
United States 315,262,810 5,543,027 — 320,805,837
Total Common Stock 335,668,864 125,485,317 — 461,154,181
Exchange-Traded Funds 9,301,194 — — 9,301,194
Preferred Stock — 1,877,769 — 1,877,769
Short-Term Investments 4,170,000 — — 4,170,000
Total Investments, at fair value $ 349,140,058 $ 127,363,086 $ — $ 476,503,144
Other Financial Instruments+
Forward Foreign Currency Contracts — 147,996 — 147,996
Total Assets $ 349,140,058 $ 127,511,082 $ — $ 476,651,140
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (2,300,576) $ — $ (2,300,576)
Written Options — (3,692,460) — (3,692,460)
Total Liabilities $ — $ (5,993,036) $ — $ (5,993,036)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
JPY 221,200,000 USD 1,506,560 Bank of America N.A. 06/17/25 $ 33,112
USD 11,490,740 JPY 1,688,100,000 Brown Brothers Harriman & Co. 06/17/25 (259,349)
USD 7,755,336 GBP 6,000,000 Brown Brothers Harriman & Co. 06/17/25 (329,298)
CHF 1,500,000 USD 1,765,637 Citibank N.A. 06/17/25 60,121
USD 8,312,964 CAD 11,900,000 Citibank N.A. 06/17/25 (364,389)

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 23,072,692 EUR 21,100,000
Morgan Stanley and Co. International
PLC 06/17/25 $ (906,874)
USD 6,740,652 CHF 5,900,000 State Street Bank and Trust Co. 06/17/25 (440,666)
EUR 1,500,000 USD 1,649,946 UBS AG 06/17/25 54,763
$ (2,152,580)
At May 31, 2025, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
UBS AG Call 06/27/25 USD 82.890 409,406 USD 33,911,099 $ 391,760 $ (432,848)
Financial Select Sector
SPDR Fund
JPMorgan Chase
Bank N.A. Call 07/11/25 USD 51.470 1,136,185 USD 57,899,988 1,059,606 (1,059,606)
FTSE 100 Index
UBS AG Call 06/13/25 GBP 8,682.310 2,304 GBP 20,211,564 260,353 (417,704)
FTSE 100 Index
UBS AG Call 06/13/25 GBP 8,683.390 1,826 GBP 16,018,366 205,835 (329,058)
Health Care Select
Sector SPDR Fund
BNP Paribas Call 07/11/25 USD 133.970 169,632 USD 22,499,988 400,501 (400,501)
Industrial Select Sector
SPDR Fund
Royal Bank of
Canada Call 06/27/25 USD 145.220 399,917 USD 57,116,146 928,607 (590,408)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 06/13/25 JPY 37,383.150 71,055 JPY 2,697,610,180 381,128 (462,335)
$ 3,627,790 $ (3,692,460)
Currency Abbreviations:
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 87,826,616
Gross Unrealized Depreciation (8,910,569)
Net Unrealized Appreciation $ 78,916,047